Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes
Schedule of significant components of current and deferred Income tax expense attributable to Income from continuing operations

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2024	2023	2024	2023
Income (loss) before income taxes	$(12,638)	$(40,341)	$(5,059)	$(41,883)
Income tax benefit (expense)	(213)	(49)	(354)	196
Effective tax rate	$2%	$0%	$7%	$0%

Schedule of income tax expenses

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2024	2023	2024	2023
Income tax benefit (expense) within Norwegian tonnage tax regime	$(210)	$(46)	$(348)	$202
Income tax benefit (expense) within UK	(3)	(3)	(6)	(6)
Income tax benefit (expense)	(213)	(49)	(354)	196
Effective tax rate	$2%	$0%	$7%	$0%